Associated companies (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance sheet value	$ 9,632	$ 8,644
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of estimated net assets	2,585
Novartis share of re-appraised intangible assets	117
Implicit Novartis goodwill	3,233
Current value of share in net identifiable assets and goodwill	5,935
Accumulated equity accounting adjustments and translation effects less dividends received	3,472
Balance sheet value	$ 9,407	$ 8,445